Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
Schedule of property and equipment
	Depreciable
	Life	As of December 31,
	(In Years)	2011	2010
		(In thousands)
Equipment leased to customers	2-5	$3,496,154	$3,495,360
EchoStar I	12	201,607	201,607
EchoStar VII	12	177,000	177,000
EchoStar X	12	177,192	177,192
EchoStar XI	12	200,198	200,198
EchoStar XIV	15	316,541	316,518
EchoStar XV	15	277,658	277,533
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	506,736	480,217
Buildings and improvements	1-40	70,716	69,165
Land	—	4,447	3,760
Construction in progress	—	42,038	16,844
Total property and equipment		5,970,106	5,915,213
Accumulated depreciation		(2,847,863)	(2,684,364)
Property and equipment, net		$3,122,243	$3,230,849

Components of construction in process
	As of December 31,
	2011	2010
	(In thousands)
Software related projects	$20,149	$3,469
Other	21,889	13,375
Construction in progress	$42,038	$16,844

Schedule of depreciation and amortization expense

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Equipment leased to customers	$163,474	$189,030	$315,917	$372,017
Satellites	32,087	32,087	64,173	64,178
Buildings, furniture, fixtures, equipment and other	16,101	13,021	28,867	26,069
148 degree orbital location (1)	67,776	—	67,776	—
Total depreciation and amortization	$279,438	$234,138	$476,733	$462,264

(1)                See “FCC Authorizations” below.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Equipment leased to customers	$725,904	$822,442	$799,169
Satellites	128,352	110,510	86,430
Buildings, furniture, fixtures, equipment and other	50,699	50,408	54,115
Total depreciation and amortization	$904,955	$983,360	$939,714

Schedule of Satellites

			Original
		Degree	Useful
	Launch	Orbital	Life	Lease Term
Satellites	Date	Location	(Years)	(Years)
Owned:
EchoStar I (1)	December 1995	77	12
EchoStar VII	February 2002	119	12
EchoStar X	February 2006	110	12
EchoStar XI	July 2008	110	12
EchoStar XIV	March 2010	119	15
EchoStar XV	July 2010	61.5	15

Leased from EchoStar:
EchoStar VI (1)	July 2000	77	12
EchoStar VIII (1)(2)	August 2002	77	12
EchoStar IX (1)(2)(3)	August 2003	121	12
EchoStar XII (1)	July 2003	61.5	10
Nimiq 5 (1)(2)	September 2009	72.7	10	10

Leased from Other Third Party:
Anik F3	April 2007	118.7	15	15
Ciel II	December 2008	129	10	10

Under Construction:
Leased from EchoStar:
EchoStar XVI	2012	61.5	10	10

(1)          See Note 15 for further discussion of our Related Party Transactions with EchoStar.

(2)          We lease a portion of the capacity on these satellites.

(3)          Leased on a month to month basis.